SCHEDULE PRINCIPAL PAYMENTS OF LONG TERM DEBT (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Debt Disclosure [Abstract]
2025	$ 16,125
2026	64,500
2027	193,500
2028
2029
Total long-term debt	$ 274,125